UNITED STATES SECURITIES AND

EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED

SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1))
☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)), with respect to California Republic Auto Receivables Trust 2013-2 transaction

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

California Republic Funding, LLC[1]

Date of Report (Date of earliest event reported) February 14, 2014

Commission File Number: 333-190866

Central Index Key Number: 0001561326

Andrew D. Reid (949) 270-9740

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

_________________

[1] California Republic Funding, LLC, as the securitizer as to each of the transactions covered by this Form ABS-15G, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by California Republic Bank and outstanding during the reporting period in the auto loan asset classes, including securities issued pursuant to Rule 144A transactions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC

By: /s/Andrew D. Reid

Andrew D. Reid
Executive Vice President

Dated: February 14, 2014

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c )	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Automobile Receivables
California Republic Auto Receivables Trust 2012-1*		California Republic Bank	7,286	109,859,968.50	20%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%
California Republic Auto Receivables Trust 2013-1*		California Republic Bank	10,689	194,810,793.39	36%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%
California Republic Auto Receivables Trust 2013-2 CIK# 0001591602	X	California Republic Bank	11,633	238,471,812.32	44%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%
Total			29,608	543,142,574.21	100%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%

*Rule 144A transaction